Issued Capital (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions									12 Months Ended
	Jul. 24, 2024 CAD ($) shares	Feb. 09, 2024 CAD ($) $ / shares shares	Nov. 08, 2023 shares $ / shares	Oct. 17, 2023 CAD ($) $ / shares shares	Aug. 29, 2023 shares $ / shares	Aug. 21, 2023 shares $ / shares	Sep. 01, 2022 USD ($)	Aug. 18, 2021 USD ($)	Apr. 30, 2024 CAD ($) shares $ / shares	Apr. 30, 2023 CAD ($)	Apr. 30, 2024 $ / shares shares	Aug. 08, 2023 USD ($)
Statement Line Items [Line Items]
Common shares issued									870,910		870,910
Listed warrants									14,348,266		14,348,266
Unlisted common share purchase warrants									95,588		95,588
Warrants exercise price | $ / shares											$ 1.4
Warrants expiry date									Dec. 06, 2024
Number Of Share Options Granted In Share based Payment Arrangement									501,300
Proceeds from issue of ordinary shares | $									$ 3,534
Payments for share issue costs | $									$ 88
Number Of Class Of Warrants Exercised									2,950,094
Number Of Class Of Warrants Outstanding									14,443,854
Share based compensation expenses | $									$ 738	$ 927
Listed warrants exercise price | $ / shares									$ 2
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Listed warrants	747,200
Listed Warrants were exercised | $	$ 1,494
Unlisted Warrants were exercised | $	$ 134
Unlisted warrants excercised, shares	95,588
Public Offering [Member]
Statement Line Items [Line Items]
Common shares issued		6,724,600		10,205,000
Price per share | $ / shares		$ 3.4		$ 2.94
Proceeds from issuing shares | $		$ 30,774		$ 40,948
Issuance costs | $									$ 4,689
Public Offering [Member] | Uranium Energy Corp [Member]
Statement Line Items [Line Items]
Common shares issued		1,047,614		1,930,750
Percentage of shares issued		16.00%		19.00%
Over Allotment Option [Member]
Statement Line Items [Line Items]
Common shares issued		1,008,690		1,530,750
Option exercisable term		30 days		30 days
Share Option [Member]
Statement Line Items [Line Items]
Number Of Share Options Granted In Share based Payment Arrangement			50,000		32,500	418,800
Exercise Price Of Outstanding Share Options 2019 | $ / shares			$ 3.76		$ 3.3	$ 2.92
Weighted average fair value of the share options granted | $ / shares									$ 1.69
ShareBasedPaymentArrangementVestingAwardPercentage			25.00%		25.00%	25.00%
Long Term Incentive Plan [Member]
Statement Line Items [Line Items]
Common shares issued									10,775,285		10,775,285
Options issued and outstanding, description									the total number of common shares issuable to any participant under the LTIP, at any time, together with common shares reserved for issuance to such participant under any other security-based compensation arrangements of the Company, shall not exceed 5% of the issued and outstanding common shares; (b) the total number of common shares issuable to insiders within any one-year period and at any given time under the LTIP, together with any other security-based compensation arrangement of the Company, shall not exceed 10% of the issued and outstanding common shares; and (c) the total number of common shares issuable to non-executive directors (excluding the Chair of the Board, if any) under the LTIP shall not exceed 3% of the issued and outstanding common shares.
Grant value of common shares | $									$ 100,000
Number Of Share Options Granted In Share based Payment Arrangement									1,926,000
Number Of Common Shares Remain Available For Future Issuance									8,887,985		8,887,985
Long Term Incentive Plan [Member] | Non Executive Director | Top of range [member]
Statement Line Items [Line Items]
Percentage of common shares issued and outstanding									3.00%		3.00%
Long Term Incentive Plan [Member] | Any Participant and at Any Time Together [Member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of common shares issued and outstanding									5.00%		5.00%
Long Term Incentive Plan [Member] | Any one-year Period and at Any Given Time Together [Member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of common shares issued and outstanding									10.00%		10.00%
Long Term Incentive Plan [Member] | Any Twelve Month Period to Any One Consultant [Member] | Bottom of range [member]
Statement Line Items [Line Items]
Percentage of shares issued									2.00%		2.00%
2021 Distribution Agreement [Member]
Statement Line Items [Line Items]
Proceeds From Sale Of Shares | $								$ 40
Agreement termination date								Sep. 01, 2022
2022 Distribution Agreement [Member]
Statement Line Items [Line Items]
Proceeds From Sale Of Shares | $							$ 40
Agreement termination date							Jul. 14, 2023
2023 Distribution Agreement [Member]
Statement Line Items [Line Items]
Proceeds From Sale Of Shares | $												$ 40